Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets
Intangible assets

Note 2:  Intangible assets

In accordance with IAS 36 ‘Impairment of Assets’, reviews for triggers of impairment or impairment reversals at an individual asset or cash generating unit level were conducted, and impairment tests carried out where triggers were identified. As a result, total impairment charge of $26m has been recorded against intangible assets during the six months ended 30 June 2024 (H1 2023: $320m net charge). In H1 2023, net impairment charges included the $244m impairment of the ALXN1840 intangible asset, following the decision to discontinue this development programme in Wilson’s disease.

The acquisition of Icosavax, Inc. completed on 19 February 2024. The transaction is recorded as an asset acquisition based on the concentration test permitted under IFRS 3, ‘Business Combinations’, with consideration of $841m principally relating to $639m of intangible assets, $141m of cash and cash equivalents and $51m of marketable securities. Contingent consideration of up to $300m could be paid on achievement of regulatory and sales milestones; these potential liabilities would be recorded when the relevant recognition event for a regulatory or sales milestone is achieved.